Related party transactions - Schedule of Name and Relationship with Related Parties (Details)	12 Months Ended
Dec. 31, 2024
New Link [Member]
Related party transactions - Schedule of Name and Relationship with Related Parties (Details) [Line Items]
Name of related parties	Newlink
Relationship with the group	Controlling Shareholder
Shenzhen Yuanwanghechu Technology Co Ltd [Member]
Related party transactions - Schedule of Name and Relationship with Related Parties (Details) [Line Items]
Name of related parties	Shenzhen Yuanwanghechu Technology Co., Ltd.
Relationship with the group	Significantly influenced by the Controlling Shareholder
Huzhou Zhidianlaile New Energy Technology Co Ltd [Member]
Related party transactions - Schedule of Name and Relationship with Related Parties (Details) [Line Items]
Name of related parties	Huzhou Zhidianlaile New Energy Technology Co., Ltd.
Relationship with the group	Significantly influenced by the Group